Segment Reporting - Revenue and Long-lived Assets by Geography (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 22,626	[1]	$ 21,633	[1]	$ 15,179	[1]
Long-Lived Assets	2,946	[2]	2,814	[2]	2,224	[2]
United States
Segment Reporting Information [Line Items]
Revenues	14,493		13,801		8,156
Long-Lived Assets	1,894	[2]	1,764	[2]	1,245	[2]
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	5,557		5,332		4,971
Long-Lived Assets	776	[2]	741	[2]	717	[2]
Other areas [Member]
Segment Reporting Information [Line Items]
Revenues	2,576		2,500		2,052
Long-Lived Assets	$ 276	[2]	$ 309	[2]	$ 262	[2]

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.